Subsequent events	12 Months Ended
Dec. 31, 2019
Subsequent events
Subsequent events

Note 22 – Subsequent events

Bank loans

On January 6, 2020, Tantech Bamboo entered into a short-term loan agreement with Bank of China (Lishui Branch) to borrow approximately $2.6 million (RMB 17.78 million) for six months with annual interest rate of 5.88%. The purpose of the loan was to fund working capital needs. The loan was collateralized by building and land use right of Tantech Bamboo with maximum guaranteed amount up to approximately $3.7 million (RMB25,960,000). The loan was also guaranteed by three related parties, Zhengyu Wang, Chairman of the Board and previous CEO of the Company and his wife, Yefang Zhang and Lishui Jiuanju Trading Co., Ltd., the president of which was also the present CEO and previous COO of the Company.

On January 6, 2020, Tantech Charcoal entered into a short-term loan agreement with Bank of China (Lishui Branch) to borrow approximately $1.4 million (RMB 10 million) for six months with annual interest rate of 4%. The purpose of the loan was for working capital needs. The loan was guaranteed by Tantech Bamboo, two individual related parties, Zhengyu Wang and Yefang Zhang and a third party, Zhejiang Meifeng Tea Industry Co., Ltd. The loan was also collateralized by two properties owned by Zhengyu Wang and Yefang Zhang and building and land use right of Tantech Bamboo with maximum guaranteed amount up to approximately $1.4 million (RMB 10 million).

On April 27, 2020, Tantech Bamboo entered into a short-term loan agreement with Shanghai Pudong Development Bank (Lishui Branch) to borrow approximately $2.7 million (RMB 19 million) for one year with fixed annual interest rate of 4.785%. The purpose of the loan was to fund working capital needs. The loan was guaranteed by three related parties, Zhengyu Wang and his wife, Yefang Zhang and Forasen Group Co., Ltd., a company owned by Zhengyu Wang and Yefang Zhang. The loan was also collateralized by building and land use right of Tantech Energy with maximum guaranteed amount up to approximately $4.2 million (RMB29,250,000).

Equity investment

On April 3, 2020, Lishui Ansheng Energy Technology Co., a third party, signed an investment agreement with Jingning Meizhongkuang to invest in Fuquan Chengwang by paying RMB 46.50 million (approximately $6.6 million) to exchange 18% of the interest of Fuquan Chengwang. After the transaction, the Company’s indirect interest in Fuquan Chengwang was diluted from 18% to 14.76% through holding 18% of the equity interest of Jingning Meizhongkuang.

Corporation structure reorganization

On January 2, 2020, Lishui Jikang Energy Technology Co., Ltd. ("Jikang Energy") was established as a wholly owned subsidiary of Lishui Xincai with authorized share capital of RMB 5 million. Jikang Energy is a holding company and does not conduct any substantial business.

On January 3, 2020, Tantech Bamboo transferred all of its shares in its wholly-owned subsidiary Tanbo Tech to Lishui Xincai.

On January 10, 2020, Lishui Tantech transferred all of its shares in its wholly-owned subsidiary Tantech Bamboo to Jikang Energy.

After the above transfers, Tantech Bamboo becomes the wholly-owned subsidiary of Jikang Energy. Jikang Energy, Tanbo Tech and Tantech Charcoal become the wholly-owned subsidiaries of Lishui Xincai.

Stockholders’ equity

On March 23, 2020, the Company issued 35,592 shares of common stock to an individual for consulting services provided for the period from September 2019 to February 2020, which were valued at $33,812 based on the quoted market price at issuance. The entire cost of $33,812 was amortized over the 6-month service period using straight line method.

COVID-19

The Company's operations are affected by the recent and ongoing outbreak of the coronavirus disease 2019 (COVID-19) which in March 2020, was declared a pandemic by the World Health Organization. The COVID-19 outbreak is causing lockdowns, travel restrictions, and closures of businesses. The Company's business has been negatively impacted by the COVID-19 coronavirus outbreak to certain extent.

From late January 2020 to the middle of February 2020, the Company had to temporarily suspend our manufacturing activities due to government restrictions. During the temporary business closure period, our employees had very limited access to our manufacturing facilities and the shipping companies were not available and as a result, the Company experienced difficulty delivering our products to the customers on a timely basis. In addition, due to the COVID-19 outbreak, some of the customers or suppliers may experience financial distress, delay or default on their payments, reduce the scale of their business, or suffer disruptions in their business due to the outbreak. Any increased difficulty in collecting accounts receivable, delayed raw materials supply, bankruptcy of small and medium businesses, or early termination of agreements due to deterioration in economic conditions could negatively impact our results of operations.

In light of the current circumstances and available information, the Company estimated that for the period from January to May 2020, the Company's revenues for consumer product segment could be approximately 20% lower as compared to the same period of last year, however, the sales for trading segment increased due to the significant increased demand for bamboo charcoal used for air purification and sanitation products.

As of the date of this filing, the COVID-19 coronavirus outbreak in China appears to have slowed down and most provinces and cities have resumed business activities under the guidance and support of the government. However, there is still significant uncertainty regarding the possibility of a second wave of infections, and the breadth and duration of business disruptions related to COVID-19, which could continue to have material impact to the Company's operations.